Fulfillment expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Fulfillment expense
Employee benefits expense - Fulfillment	€ 4,109	€ 5,234	€ 12,977	€ 14,957
Fulfillment centers expense	731	1,168	2,564	3,366
Freight and shipping expense	11,783	14,305	34,277	35,189
Fulfillment expense	€ 16,623	€ 20,707	€ 49,818	€ 53,512